UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2011

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):        [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Dr. Jeffrey R. Jay, M.D
                          -----------------------------------------
Address:                  165 Mason Street - 3rd Floor
                          -----------------------------------------
                          Greenwich, CT  06830
                          -----------------------------------------

13F File Number:  028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        --------------------------------------------------

Title:       --------------------------------------------------

Phone:       --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Dr. Jeffrey R. Jay, M.D.          Greenwich, CT       November 14, 2011
--------------------------------       ----------------    --------------------
        [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check  here if  no holdings reported  are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION  REPORT. (Check  here  if  a  portion  of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                   Name

         28-____________                   _____________________________________

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2
                                           --------------
Form 13F Information Table Entry Total:         33
                                           --------------

Form 13F Information Table Value Total:    $    106,368
                                           --------------
                                             (thousands)


List of Other Included Managers:           Mr. David Kroin
                                           Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              13F File Number           Name

1                028-13262                 Mr. David Kroin
2                028-11743                 Great Point Partners, LLC

                                                               SHARE /
                              TITLE OF              VALUE      PRN       SHARE / PUT /  INVESTMENT      OTHER      VOTING AUTHORITY
   NAME OF ISSUER             CLASS     CUSIP     (x$1000)     AMOUNT    PRN     CALL   DISCRETION      MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS,
INC. CMN                        COM     00163U106      2            150   SH            Share-Defined    1,2      150     0    None
ABIOMED INC CMN                 COM     003654100    2,647      240,000   SH            Share-Defined    1,2     240000   0    None
ACCURAY INC CMN                 COM     004397105    1,303      325,000   SH            Share-Defined    1,2     325000   0    None
ADOLOR CORP CMN                 COM     00724X102    2,954    1,717,555   SH            Share-Defined    1,2    1717555   0    None
AFFYMAX, INC. CMN               COM     00826A109    9,365    2,090,337   SH            Share-Defined    1,2    2090337   0    None
ALIGN TECHNOLOGY INC CMN        COM     016255101     759        50,000   SH            Share-Defined    1,2     50000    0    None
ALPHATEC HOLDINGS INC. CMN      COM     02081G102    1,372      650,000   SH            Share-Defined    1,2     650000   0    None
AMICUS THERAPEUTICS INC CMN     COM     03152W109    6,301    1,640,811   SH            Share-Defined    1,2    1640811   0    None
ANADYS PHARMACEUTICALS,
INC. CMN                        COM     03252Q408    2,726    2,995,458   SH            Share-Defined    1,2    2995458   0    None
BIODELIVERY SCIENCES INTL,
INC CMN                         COM     09060J106    1,191    1,092,277   SH            Share-Defined    1,2    1092277   0    None
BIODEL INC CMN                  COM     09064M105    2,020    3,741,611   SH            Share-Defined    1,2    3741611   0    None
BIOSANTE PHARMACEUTICALS,
INC. CMN                        COM     09065V203    6,671    2,925,656   SH            Share-Defined    1,2    2925656   0    None
CARDICA, INC. CMN               COM     14141R101    1,348      695,000   SH            Share-Defined    1,2     695000   0    None
CHINA KANGHUI HOLDINGS
SPONSORED ADR CMN               COM     16890V100    2,145      110,000   SH            Share-Defined    1,2     110000   0    None
DISCOVERY LABORATORIES
INC NEW CMN                     COM     254668403    3,837    1,957,480   SH            Share-Defined    1,2    1957480   0    None
DYNAVAX TECHNOLOGIES CORP CMN   COM     268158102    4,832    2,597,812   SH            Share-Defined    1,2    2597812   0    None
GEN-PROBE INCORPORATED CMN      COM     36866T103    2,863       50,000   SH            Share-Defined    1,2     50000    0    None
GREATBATCH INC CMN              COM     39153L106    2,001      100,000   SH            Share-Defined    1,2     100000   0    None
MERIT MEDICAL SYS INC CMN       COM     589889104    3,971      302,175   SH            Share-Defined    1,2     302175   0    None
NPS PHARMACEUTICALS INC CMN     COM     62936P103    15,088   2,317,623   SH            Share-Defined    1,2    2317623   0    None
NANOSPHERE, INC. CMN            COM     63009F105    1,092    1,091,836   SH            Share-Defined    1,2    1091836   0    None
ONCOGENEX PHARMACEUTICAL
INC CMN                         COM     68230A106    5,900      601,997   SH            Share-Defined    1,2     601997   0    None
PALATIN TECHNOLOGIES INC CMN    COM     696077403    1,658    3,250,000   SH            Share-Defined    1,2    3250000   0    None
POZEN INC CMN                   COM     73941U102    1,826      757,520   SH            Share-Defined    1,2     757520   0    None
RESMED INC. CMN                 COM     761152107    2,159       75,000   SH            Share-Defined    1,2     75000    0    None
RIGEL PHARMACEUTICALS INC CMN   COM     766559603    4,416      600,000   SH            Share-Defined    1,2     600000   0    None
SANTARUS INC CMN                COM     802817304    2,141      767,500   SH            Share-Defined    1,2     767500   0    None
SOLTA MEDICAL, INC CMN          COM     83438K103     323       258,500   SH            Share-Defined    1,2     258500   0    None
SPECTRANETICS CORP CMN          COM     84760C107    1,428      200,000   SH            Share-Defined    1,2     200000   0    None
TENGION INC CMN                 COM     88034G109     487       901,603   SH            Share-Defined    1,2     901603   0    None
TRIUS THERAPEUTICS INC CMN      COM     89685K100    4,014      637,094   SH            Share-Defined    1,2     637094   0    None
VENTRUS BIOSCIENCES, INC. CMN   COM     922822101    6,773      750,000   SH            Share-Defined    1,2     750000   0    None
GIVEN IMAGING LTD CMN           COM     M52020100     755        50,000   SH            Share-Defined    1,2     50000    0    None
